Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Common Stock	Preferred Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings (Accumulated deficit)	Accumulated Other Comprehensive Income (loss)	Total Jowell Global Ltd. Stockholders' Equity	Noncontrolling interest	Total
Balance at Dec. 31, 2020		$ 2,115	$ 75	$ 14,171,120	$ 394,541	$ 3,353,031	$ 823,862	$ 18,744,744		$ 18,744,744
Balance (in Shares) at Dec. 31, 2020	[1]	1,321,838	46,875
Issuance of Ordinary Shares		$ 427		25,684,937				25,685,364		25,685,364
Issuance of Ordinary Shares (in Shares)	[1]	266,965
Share-based compensation		$ 12		971,188				971,200		971,200
Share-based compensation (in Shares)	[1]	7,500
Exercise of warrants		$ 14		(14)
Exercise of warrants (in Shares)	[1]	8,570
Net loss for the year						(6,389,076)		(6,389,076)		(6,389,076)
Foreign currency translation gain							671,219	671,219		671,219
Balance at Dec. 31, 2021		$ 2,568	$ 75	40,827,231	394,541	(3,036,045)	1,495,081	39,683,451		39,683,451
Balance (in Shares) at Dec. 31, 2021	[1]	1,604,873	46,875
Issuance of Ordinary Shares		$ 781		9,882,459				9,883,240		9,883,240
Issuance of Ordinary Shares (in Shares)	[1]	487,912
Capital contributed by minority shareholder									29,776	29,776
Share-based compensation		$ 64		1,847,862				1,847,926		1,847,926
Share-based compensation (in Shares)	[1]	40,000
Net loss for the year						(11,536,380)		(11,536,380)	4,599	(11,531,781)
Foreign currency translation gain							(2,445,801)	(2,445,801)	(904)	(2,446,705)
Balance at Dec. 31, 2022		$ 3,413	$ 75	52,557,552	394,541	(14,572,425)	(950,720)	37,432,436	33,471	37,465,907
Balance (in Shares) at Dec. 31, 2022	[1]	2,132,785	46,875
Issuance of Ordinary Shares		$ 55		(55)
Issuance of Ordinary Shares (in Shares)	[1]	34,594
Capital contributed by minority shareholder									35,297	35,297
Share-based compensation		$ 5		129,685				129,690		129,690
Share-based compensation (in Shares)	[1]	3,096
Net loss for the year						(11,467,142)		(11,467,142)	(52,791)	(11,519,933)
Foreign currency translation gain							(893,250)	(893,250)	(4,392)	(897,642)
Balance at Dec. 31, 2023		$ 3,473	$ 75	$ 52,687,182	$ 394,541	$ (26,039,567)	$ (1,843,970)	$ 25,201,734	$ 11,585	$ 25,213,319
Balance (in Shares) at Dec. 31, 2023	[1]	2,170,475	46,875

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).